Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Aug. 31, 2025	Aug. 31, 2024
Income Statement [Abstract]
Revenue		$ 284,666	$ 314,719
Cost of revenue		304,433	323,038
Gross loss		(19,767)	(8,319)
Operating expenses:
Selling and marketing expenses		22,049	61,211
General and administrative expenses		14,947,935	26,250,276
Total operating expenses		14,969,984	26,311,487
Loss from operation		(14,989,751)	(26,319,806)
Other income
Interest income		153	142
Other income		21,593	4,268
Total other income		21,746	4,410
Loss from operation before income taxes		(14,968,005)	(26,315,396)
Income tax expenses
Net loss		(14,968,005)	(26,315,396)
Less: Net loss attributable to non-controlling interests		(341,143)	(436,805)
Net loss attributable to equity holders of the Company		(14,626,862)	(25,878,591)
Other comprehensive (loss):
Foreign currency translation adjustment		(51,570)	(54,364)
Total comprehensive loss		(14,678,432)	(25,932,955)
Less: net comprehensive loss attributable to non-controlling interests		(14,799)	(22,573)
Net comprehensive loss attributable to equity holders of the Company		$ (14,663,633)	$ (25,910,382)
Net loss attributable to equity holders of the Company per common share:
Basic		$ (0.55)	$ (1.01)
Diluted		$ (0.55)	$ (1.01)
Weighted average number of common shares outstanding:
Basic	[1]	26,828,397	25,678,138
Diluted	[1]	26,828,397	25,678,138

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11,2024.